PARENT COMPANY (Condensed Statement of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
OPERATING ACTIVITIES
Net income	$ 920	$ 1,080	$ 1,402
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Other, net	101	(311)	(684)
Net cash provided by operating activities	3,264	4,106	1,948
Available-for-sale:
Purchases of investment and mortgage-backed securities		(52,876)	(63,416)
Proceeds from repayments of investment and mortgage-backed securities	47,200	21,057	6,389
Held-to-maturity:
Purchases of investment and mortgage-backed securities	(12,783)	(9,994)	(101,666)
Purchase of certificates of deposit		(250)	(947)
Maturities of certificates of deposit		497	3,766
Net cash used for investing activities	(24,987)	(20,150)	(41,690)
FINANCING ACTIVITIES
Cash dividends paid	(329)	(328)	(330)
Purchases of ESOP shares	(950)
Net cash provided by financing activities	21,156	15,465	40,288
Increase (decrease) in cash and cash equivalents	(567)	(579)	546
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,927	2,506	1,960
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,360	1,927	2,506
Parent Company [Member]
OPERATING ACTIVITIES
Net income	920	1,080	1,402
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Equity in undistributed earnings of subsidiary	(283)	(60)	(812)
Other, net	13	19	(5)
Net cash provided by operating activities	650	1,039	585
Available-for-sale:
Purchases of investment and mortgage-backed securities		(460)	(999)
Proceeds from repayments of investment and mortgage-backed securities		460	1,000
Held-to-maturity:
Purchase of certificates of deposit			(349)
Maturities of certificates of deposit			349
Net cash used for investing activities			1
FINANCING ACTIVITIES
Cash dividends paid	(329)	(328)	(330)
Purchase of treasury stock	(10)
Purchases of ESOP shares	(950)
Net cash provided by financing activities	(1,289)	(328)	(330)
Increase (decrease) in cash and cash equivalents	(639)	711	256
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	2,052	1,341	1,085
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 1,413	$ 2,052	$ 1,341